DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0	£ 0.0326	£ 0.0312
Total dividends paid	£ 0	£ 2,312	£ 2,240
Final dividend recommended by directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0	£ 0.0214	£ 0.0205
Total dividends paid	£ 0	£ 1,523	£ 1,475
Interim dividend paid in the year
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0	£ 0.0112	£ 0.0107
Total dividends paid	£ 0	£ 789	£ 765